Basis of Presentation	6 Months Ended
Jun. 30, 2015
Basis of Presentation
1.	Basis of Presentation

The accompanying Navigator Holdings Ltd. (the “Company”), unaudited condensed consolidated financial statements reflect all normal recurring adjustments necessary for a fair presentation of the financial position of the Company and its subsidiaries as of June 30, 2015; the results of operations for the three and six months ended June 30, 2015 and 2014; the statement of stockholders equity for the six months ended June 30, 2015; and cash flows for the six months ended June 30, 2015 and 2014.

These unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with generally accepted accounting principles in the United States of America for interim reporting. As such, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. It is recommended that these financial statements be read in conjunction with our consolidated financial statements and notes thereto for the year ended December 31, 2014. The results for the period ended June 30, 2015 are not necessarily indicative of results for the full 2015 fiscal year or any other future periods.